Property And Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 34,872
Ending Balance	33,586	$ 34,872
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	49,306	33,652
Additions	10,126	15,943
Disposals	(533)	(289)
Ending Balance	58,899	49,306
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,434	11,168
Depreciation expense	10,825	3,182
Disposals and other	54	84
Ending Balance	25,313	14,434
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	25,071
Ending Balance	19,685	25,071
Satellites [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36,746	10,325
Transfers	4,700	26,421
Disposals		0
Ending Balance	41,446	36,746
Satellites [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,675	9,248
Depreciation expense	10,086	2,427
Ending Balance	21,761	11,675
Advances For Satellites And Satellites Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,966
Ending Balance	10,559	6,966
Advances For Satellites And Satellites Under Construction [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,966	18,399
Additions	8,815	15,277
Transfers	(4,700)	(26,421)
Disposals	(522)	(289)
Ending Balance	10,559	6,966
Research And Development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,007
Ending Balance	1,755	2,007
Research And Development [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,796	3,404
Additions	202	392
Disposals	(11)
Ending Balance	3,987	3,796
Research And Development [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,789	1,242
Depreciation expense	389	463
Disposals and other	54	84
Ending Balance	2,232	1,789
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	828
Ending Balance	1,587	828
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,798	1,524
Additions	1,109	274
Ending Balance	2,907	1,798
Other property, plant and equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	970	678
Depreciation expense	350	292
Ending Balance	$ 1,320	$ 970